Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Materials Portfolio
September 30, 2022
VMATP-NPRT3-1122
1.856922.115
Common Stocks - 99.6%
	Shares	Value ($)
Chemicals - 69.4%
Commodity Chemicals - 9.4%
Cabot Corp.	15,200	971,128
Dow, Inc.	2,000	87,860
LyondellBasell Industries NV Class A	27,860	2,097,301
Olin Corp.	41,422	1,776,175
Tronox Holdings PLC	169,140	2,071,965
Westlake Corp.	8,200	712,416
		7,716,845
Diversified Chemicals - 0.6%
Huntsman Corp.	21,500	527,610
Fertilizers & Agricultural Chemicals - 14.7%
CF Industries Holdings, Inc.	45,000	4,331,250
Corteva, Inc.	67,400	3,851,910
FMC Corp.	2,289	241,947
Nutrien Ltd.	20,500	1,709,632
The Mosaic Co.	39,400	1,904,202
		12,038,941
Industrial Gases - 20.8%
Air Products & Chemicals, Inc.	20,588	4,791,445
Linde PLC	45,500	12,266,344
		17,057,789
Specialty Chemicals - 23.9%
Albemarle Corp.	11,890	3,144,192
Ashland, Inc.	8,900	845,233
DuPont de Nemours, Inc.	43,614	2,198,146
Eastman Chemical Co.	6,100	433,405
Ecolab, Inc.	22,203	3,206,557
Element Solutions, Inc.	34,900	567,823
International Flavors & Fragrances, Inc.	19,760	1,794,801
Livent Corp. (a)(b)	26,900	824,485
PPG Industries, Inc.	16,100	1,782,109
RPM International, Inc.	8,200	683,142
Sherwin-Williams Co.	20,074	4,110,152
		19,590,045
TOTAL CHEMICALS		56,931,230
Construction Materials - 4.4%
Construction Materials - 4.4%
Martin Marietta Materials, Inc.	5,526	1,779,869
Vulcan Materials Co.	11,750	1,853,093
		3,632,962
Containers & Packaging - 7.8%
Metal & Glass Containers - 4.9%
Aptargroup, Inc.	15,300	1,453,959
Crown Holdings, Inc.	17,719	1,435,771
Greif, Inc. Class A (b)	18,500	1,102,045
		3,991,775
Paper Packaging - 2.9%
Avery Dennison Corp.	9,000	1,464,300
Sealed Air Corp.	20,600	916,906
		2,381,206
TOTAL CONTAINERS & PACKAGING		6,372,981
Metals & Mining - 18.0%
Aluminum - 1.7%
Alcoa Corp.	42,300	1,423,818
Copper - 9.7%
First Quantum Minerals Ltd.	194,320	3,298,805
Freeport-McMoRan, Inc.	171,440	4,685,455
		7,984,260
Diversified Metals & Mining - 1.6%
Glencore PLC	245,900	1,292,209
Gold - 0.9%
Newmont Corp.	17,570	738,467
Steel - 4.1%
Commercial Metals Co.	28,551	1,012,989
Reliance Steel & Aluminum Co.	9,500	1,656,895
Steel Dynamics, Inc.	9,100	645,645
		3,315,529
TOTAL METALS & MINING		14,754,283
TOTAL COMMON STOCKS (Cost $76,330,204)		81,691,456

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	191,978	192,017
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	842,066	842,150
TOTAL MONEY MARKET FUNDS (Cost $1,034,167)		1,034,167

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $77,364,371)	82,725,623
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(717,870)
NET ASSETS - 100.0%	82,007,753

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	1,949,590	34,946,804	36,704,377	6,105	-	-	192,017	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	341,175	12,522,297	12,021,322	786	-	-	842,150	0.0%
Total	2,290,765	47,469,101	48,725,699	6,891	-	-	1,034,167

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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